Average Annual Total Returns									12 Months Ended
	Oct. 28, 2026	Dec. 10, 2024	Nov. 11, 2024	Sep. 03, 2024	Mar. 15, 2024	Aug. 21, 2023	Dec. 12, 2022	Aug. 08, 2022	Jun. 30, 2026	Dec. 31, 2025
GraniteShares 2x Long AAPL Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent								14.51%		(1.19%)
Performance Inception Date	Aug. 08, 2022
GraniteShares 2x Long AAPL Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent								11.74%		(2.87%)
GraniteShares 2x Long AAPL Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent								9.99%		(0.69%)
GraniteShares 2x Long AAPL Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent								17.68%		17.88%
GraniteShares 2x Long AMD Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent					(23.24%)					102.87%
Performance Inception Date	Mar. 15, 2024
GraniteShares 2x Long AMD Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					(23.24%)					102.87%
GraniteShares 2x Long AMD Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					(17.24%)					60.90%
GraniteShares 2x Long AMD Daily ETF | S&P 500 Total Return Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent					19.11%					17.88%
GraniteShares 2x Long AMZN Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent					13.58%					(9.00%)
Performance Inception Date	Mar. 15, 2024
GraniteShares 2x Long AMZN Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					13.58%					(9.00%)
GraniteShares 2x Long AMZN Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					10.47%					(5.33%)
GraniteShares 2x Long AMZN Daily ETF | S&P 500 Total Return Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent					19.11%					17.88%
GraniteShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent							12.75%			124.13%
Performance Inception Date	Dec. 12, 2022
GraniteShares 2x Long BABA Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent							12.75%			124.13%
GraniteShares 2x Long BABA Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent							9.98%			73.48%
GraniteShares 2x Long BABA Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent							21.07%			17.88%
GraniteShares 2x Long COIN Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent								(14.47%)		(58.46%)
Performance Inception Date	Aug. 08, 2022
GraniteShares 2x Long COIN Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent								(14.49%)		(58.46%)
GraniteShares 2x Long COIN Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent								(10.49%)		(34.61%)
GraniteShares 2x Long COIN Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent								17.68%		17.88%
GraniteShares 2x Short COIN Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent				(77.34%)					(70.87%)
Performance Inception Date	Sep. 03, 2024
GraniteShares 2x Short COIN Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				(77.51%)					(70.98%)
GraniteShares 2x Short COIN Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				(55.23%)					(41.96%)
GraniteShares 2x Short COIN Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent				19.00%					17.88%
GraniteShares 2x Long CRWD Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent			20.04%							30.05%
Performance Inception Date	Nov. 11, 2024
GraniteShares 2x Long CRWD Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.04%							30.05%
GraniteShares 2x Long CRWD Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.31%							17.79%
GraniteShares 2x Long CRWD Daily ETF | S&P 500 Total Return Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.75%							17.88%
GraniteShares 2x Long META Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent							112.81%		0.84%
Performance Inception Date	Dec. 12, 2022
GraniteShares 2x Long META Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent							102.30%		0.15%
GraniteShares 2x Long META Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent							89.50%		0.65%
GraniteShares 2x Long META Daily ETF | S&P 500 Total Return Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent							21.07%		17.88%
GraniteShares 2x Long MSFT Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent					4.78%				16.85%
Performance Inception Date	Mar. 15, 2024
GraniteShares 2x Long MSFT Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					4.78%				16.85%
GraniteShares 2x Long MSFT Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					3.66%				9.97%
GraniteShares 2x Long MSFT Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent					19.11%				17.88%
GraniteShares 2x Long MU Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent			208.74%							558.44%
Performance Inception Date	Nov. 11, 2024
GraniteShares 2x Long MU Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			208.34%							557.47%
GraniteShares 2x Long MU Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			161.37%							330.64%
GraniteShares 2x Long MU Daily ETF | S&P 500 Total Return Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.75%							17.88%
GraniteShares 2x Long NVDA Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent							181.40%			32.48%
Performance Inception Date	Dec. 12, 2022
GraniteShares 2x Long NVDA Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent							177.52%			32.48%
GraniteShares 2x Long NVDA Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent							155.30%			19.23%
GraniteShares 2x Long NVDA Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent							21.07%			17.88%
GraniteShares 2x Short NVDA Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent						(82.56%)				(73.30%)
Performance Inception Date	Aug. 21, 2023
GraniteShares 2x Short NVDA Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent						(83.54%)				(74.47%)
GraniteShares 2x Short NVDA Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent						(42.87%)				(43.40%)
GraniteShares 2x Short NVDA Daily ETF | S&P 500 Total Return Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent						22.25%				17.88%
GraniteShares 2x Long PLTR Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent				743.26%						222.51%
Performance Inception Date	Sep. 03, 2024
GraniteShares 2x Long PLTR Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				729.92%						215.77%
GraniteShares 2x Long PLTR Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				590.99%						132.03%
GraniteShares 2x Long PLTR Daily ETF | S&P 500 Total Return Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent				19.00%						17.88%
GraniteShares 2x Long SMCI Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent		(80.16%)							(69.52%)
Performance Inception Date	Dec. 10, 2024
GraniteShares 2x Long SMCI Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(80.16%)							(69.52%)
GraniteShares 2x Long SMCI Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(60.37%)							(41.16%)
GraniteShares 2x Long SMCI Daily ETF | S&P 500 Total Return Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.10%							17.88%
GraniteShares 1.25x Long TSLA Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent								4.79%	3.37%
Performance Inception Date	Aug. 08, 2022
GraniteShares 1.25x Long TSLA Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent								(0.03%)	3.37%
GraniteShares 1.25x Long TSLA Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent								1.07%	2.00%
GraniteShares 1.25x Long TSLA Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent								17.68%	17.88%
GraniteShares 2x Long TSLA Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent						11.05%			(25.95%)
Performance Inception Date						Aug. 21, 2023
GraniteShares 2x Long TSLA Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent						11.05%			(25.95%)
GraniteShares 2x Long TSLA Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent						8.56%			(15.36%)
GraniteShares 2x Long TSLA Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent						22.25%			17.88%
GraniteShares 2x Short TSLA Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent						(80.40%)			(75.00%)
Performance Inception Date	Aug. 21, 2023
GraniteShares 2x Short TSLA Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent						(81.40%)			(75.83%)
GraniteShares 2x Short TSLA Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent						(42.17%)			(44.42%)
GraniteShares 2x Short TSLA Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent						22.25%			17.88%
GraniteShares 2x Long TSM Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent			63.82%						75.14%
Performance Inception Date	Nov. 11, 2024
GraniteShares 2x Long TSM Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			63.82%						75.14%
GraniteShares 2x Long TSM Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			49.00%						44.48%
GraniteShares 2x Long TSM Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.75%						17.88%
GraniteShares 2x Long UBER Daily ETF
Prospectus [Line Items]
Average Annual Return, Percent				(4.66%)					46.29%
Performance Inception Date	Sep. 03, 2024
GraniteShares 2x Long UBER Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				(7.46%)					40.63%
GraniteShares 2x Long UBER Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				(4.71%)					27.39%
GraniteShares 2x Long UBER Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent				19.00%					17.88%